Summary of Significant Accounting Policies - Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis (Details) (10-Q) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019
Cryptocurrencies	$ 101,610	$ 156,448	$ 142,061
Total Assets	101,610	156,448	142,061
Derivative liability	793,495	383,670	1,358,901
Total Liabilities	793,495	383,670	1,358,901
Level 1 [Member]
Cryptocurrencies	101,610	156,448	142,061
Total Assets	101,610	156,448	142,061
Derivative liability
Total Liabilities
Level 2 [Member]
Cryptocurrencies
Total Assets
Derivative liability
Total Liabilities
Level 3 [Member]
Cryptocurrencies
Total Assets
Derivative liability	793,495	383,670	1,358,901
Total Liabilities	$ 793,495	$ 383,670	$ 1,358,901